Cover	Mar. 19, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 19, 2025
Entity Registrant Name	RUSH STREET INTERACTIVE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39232
Entity Tax Identification Number	84-3626708
Entity Address, Address Line One	900 N. Michigan Avenue
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	773
Local Phone Number	893-5855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001793659
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Mar. 19, 2025
Entity Registrant Name	RUSH STREET INTERACTIVE, INC.
City Area Code	773
Local Phone Number	893-5855
Entity Emerging Growth Company	false